THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Supplement Dated May 3, 2021

to the Prospectus of Fixed and Variable Deferred Annuity Contracts

Equity Director dated May 2, 2016

On or about May 24, 2021 (the “Effective Date”) certain underlying Funds available through the Variable Account Options will engage in a reorganization transaction. Certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, will reorganize into corresponding Mutual Funds set out in the table below under the heading Acquiring Funds. Target Fund shares will be exchanged for shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held. Accordingly, on the Effective Date all references in the prospectus to the Target Funds and the Variable Account Options invested in such Target Funds are changed to the corresponding Acquiring Fund.

Also, on the Effective Date, all VC I Acquiring Funds not currently available will be added as Variable Account Options in your Prospectus. The Acquiring Fund, VC I Government Money Market I Fund, is currently an available Variable Account Option and will remain available on and after the Effective Date.

Target Funds	Acquiring Funds
VC II Aggressive Growth Lifestyle Fund

VC I Aggressive Growth Lifestyle Fund (new fund)

Adviser: The Variable Annuity Life Insurance Company (“VALIC”)

Sub-Adviser: PineBridge Investments LLC (“PineBridge”)

Hybrid Asset Class (Equity and Fixed Income)

VC II Capital Appreciation Fund	VC I Capital Appreciation Fund (new fund) Adviser: VALIC Sub-Adviser: BMO Asset Management Corp. Domestic Large-Cap Equity Asset Class
VC II Conservative Growth Lifestyle Fund	VC I Conservative Growth Lifestyle Fund (new fund) Adviser: VALIC Sub-Adviser: PineBridge Hybrid Asset Class (Equity and Fixed Income)
VC I Capital Conservation Fund	VC I Core Bond Fund (new fund) Adviser: VALIC Sub-Adviser: PineBridge Fixed Income Asset Class
VC II Core Bond Fund
VC II Strategic Bond Fund

VC II Government Money Market II Fund	VC I Government Money Market I Fund Adviser: VALIC Sub-Advisers: SunAmerica Asset Management, LLC (“SunAmerica”) Fixed Income Asset Class
VC II High Yield Bond Fund	VC I High Yield Bond Fund (new fund) Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington”) Fixed Income Asset Class
VC II International Opportunities Fund	VC I International Opportunities Fund (new fund) Adviser: VALIC Sub-Advisers: Delaware Investment Fund Advisers and Massachusetts Financial Services Company International Equity Asset Class
VC II Mid Cap Value Fund	VC I Mid Cap Value Fund (new fund)

Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Domestic Mid-Cap Equity Asset Class
VC II Moderate Growth Lifestyle Fund	VC I Moderate Growth Lifestyle Fund (new fund) Adviser: VALIC Sub-Adviser: PineBridge Hybrid Asset Class (Equity and Fixed Income)
VC I Small Cap Aggressive Growth Fund	VC I Small Cap Growth Fund (new fund) Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price Associates, Inc. Domestic Small-Cap Equity Asset Class
VC II Small Cap Growth Fund
VC I Small Cap Fund

VC II Small Cap Value Fund	VC I Small Cap Value Fund (new fund) Adviser: VALIC Sub-Advisers: JPMIM Domestic Small-Cap Equity Asset Class
VC II U.S. Socially Responsible Fund	VC I U.S. Socially Responsible Fund (new fund) Adviser: VALIC Sub-Adviser: SunAmerica Domestic Large-Cap Equity Asset Class

After Market Close on May 21, 2021, all transfer, purchase, and redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

Please keep this Supplement with your Prospectus.